Earnings per Share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earnings per Share
36.	Earnings per Share

Basic and diluted earnings per share for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in Won, except per share information)
Profit attribute to controlling interest	￦	1,354,806,734,940	2,756,230,487,872	1,711,901,875,666
Interests of hybrid bonds		(33,225,163,081)	(33,048,799,997)	(17,720,986,299)
Weighted-average number of common shares outstanding (*1)		79,996,389	79,998,600	80,000,606

Basic and diluted earnings per share	￦	16,521	34,040	21,177

(*1)	The weighted-average number of common shares used to calculate basic and diluted earnings per share are as follows:

	2016	2017	2018
	(shares)
Total number of common shares issued	87,186,835	87,186,835	87,186,835
Weighted-average number of treasury shares	(7,190,446)	(7,188,235)	(7,186,229)

Weighted-average number of common shares outstanding	79,996,389	79,998,600	80,000,606

Since there were no potential shares of common stock which had dilutive effects as of December 31, 2016, 2017 and 2018, diluted earnings per share is equal to basic earnings per share.